Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,130,630.61
Previously Paid Amount	0
Total Fee Amount	156.14
Total Offset Amount	0
Net Fee	$ 156.14